Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2022 and 2021

	As at December 31, 2022	As at December 31, 2021

	($ in millions, except per share amounts)
ASSETS
Fixed income maturities (trading)	40.5	42.6
Cash and cash equivalents	44.4	45.0
Investments in subsidiaries (1)	2,767.9	3,142.0
Intercompany funds due from affiliates	1.7	1.3
Right-of-use operating lease assets	2.0	2.5
Other assets	5.9	8.0
Total assets	$2,862.4	$3,241.4
LIABILITIES
Accrued expenses and other payables	22.3	25.5
Intercompany funds due to affiliates	180.5	139.0
Short-term debt	299.9	—
Long-term debt	—	299.9
Operating lease liabilities	1.7	2.2
Total liabilities	$504.4	$466.6
SHAREHOLDERS’ EQUITY
Ordinary Shares:
60,395,839 shares of par value $0.01 each (December 31, 2021 — 60,395,839)	$0.6	$0.6
Additional paid in capital	1,514.7	1,514.7
Retained earnings	1,349.0	1,382.5
Accumulated other comprehensive income, net of taxes:
Unrealized (loss)/gains on investments	(333.2)	34.6
Gain/(loss) on derivatives	13.8	(1.6)
Cumulative (losses) on foreign currency translation adjustments	(186.9)	(156.0)
Total accumulated other comprehensive (loss)	(506.3)	(123.0)
Total shareholders’ equity	2,358.0	2,774.8
Total liabilities and shareholders’ equity	$2,862.4	$3,241.4
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(1)The Company’s investment in subsidiaries is accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in realized and unrealized investment gains and losses in the statement of operations.

	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020

	($ in millions)
Operating Activities:
Equity in net earnings/(losses) of subsidiaries and other investments, equity method	$14.2	$(90.5)	$(108.4)
Dividend income	121.7	193.0	141.5
Net realized and unrealized investment (losses)/gains	(4.0)	(0.5)	2.5
Other income	1.0	—	—
Total revenues	132.9	102.0	35.6
Expenses:
General, administrative and corporate expenses	(62.7)	(54.6)	(74.6)
Interest expense	(14.3)	(14.3)	(14.3)
Other expense	(4.8)	(3.3)	(3.1)
Income/(loss) from operations before income taxes	51.1	29.8	(56.4)
Income tax expense	—	—	—
Net income /(loss)	51.1	29.8	(56.4)
Amount attributable to non-controlling interest	—	—	—
Net income/(loss) attributable to Aspen Insurance Holdings Limited	51.1	29.8	(56.4)
Other comprehensive (loss)/income, net of taxes:
Change in unrealized (losses)/gains on investments	(367.8)	(158.6)	108.0
Net change from current period hedged transactions	15.4	(6.2)	0.3
Change in foreign currency translation adjustment	(30.9)	21.4	(11.9)
Other comprehensive (loss)/income, net of tax	(383.3)	(143.4)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited	$(332.2)	$(113.6)	$40.0

	Twelve Months Ended December 31,
	2022	2021	2020
	($ in millions)
Net income/(loss)	$51.1	$29.8	$(56.4)
Preference share dividends	(44.6)	(44.5)	(44.5)
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$6.5	$(14.7)	$(100.9)

	Twelve Months Ended December 31, 2022	Twelve Months Ended December 31, 2021	Twelve Months Ended December 31, 2020

	($ in millions)
Cash Flows From Operating Activities:
Net income (excluding equity in net earnings of subsidiaries)	$36.9	$120.3	$52.0
Adjustments:
Realized and unrealized losses/(gains)	19.7	(6.7)	1.5
(Gain)/loss on derivative contracts	(15.4)	6.2	(0.3)
Amortization of right-of-use operating lease assets	0.5	0.5	0.4
Interest on operating lease liabilities	0.1	0.1	(0.4)
Change in other assets	2.1	(1.6)	0.5
Change in accrued expenses and other payables	(3.2)	1.4	15.9
Change in intercompany activities	41.1	35.0	41.6
Change in right-of use assets	—	(2.0)	—
Change in operating lease liabilities	(0.6)	1.5	—
Net cash generated by operating activities	81.2	154.7	111.2
Cash Flows From/(Used in) Investing Activities:
(Purchases)/proceeds of fixed income securities	(10.0)	(42.6)	75.6
Proceeds from sales and maturities of fixed maturities, trading	7.8	—	—
Investment in subsidiaries	5.0	(115.0)	(87.3)
Net cash from/(used in) investing activities	2.8	(157.6)	(11.7)
Cash Flows (Used in) Financing Activities:
Net cash (used in) financing activities	(84.6)	(44.5)	(44.5)
(Decrease)/increase in cash and cash equivalents	(0.6)	(47.4)	55.0
Cash and cash equivalents — beginning of period	45.0	92.4	37.4
Cash and cash equivalents — end of period	$44.4	$45.0	$92.4